SEGMENT INFORMATION (Schedule of Segment Assets and Segment Liabilities by Geographical Area) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets and liabilities
Segment assets	$ 95,647	$ 94,052
Unallocated assets:
Income tax assets (current and deferred)	4,380	4,071
Cash and cash equivalents and short-term investments	5,138	5,167	$ 3,691	$ 6,578
Total assets as reported in the Group balance sheet	105,165	103,290
Segment liabilities	172,132	133,546
Unallocated liabilities:
Income tax liabilities (current and deferred)	5,015	4,925
Total liabilities as reported in the Group balance sheet	177,147	138,471
America [Member]
Assets and liabilities
Segment assets	35,219	32,798
Unallocated assets:
Segment liabilities	129,073	84,863
Ireland [Member]
Assets and liabilities
Segment assets	60,404	61,254
Unallocated assets:
Segment liabilities	43,033	48,621
Other Countries [Member]
Assets and liabilities
Segment assets	24	0
Unallocated assets:
Segment liabilities	$ 26	$ 62